SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Schedule for the effects of the previous transaction
1.	The General Meeting of Shareholders that took place on March 28, 2025, approved the following:

Net income for period ended December 31, 2024 included in the unconsolidated financial statements of Grupo Aval	Ps.	999,886
Occasional reserve release at the disposal of the General Meeting of Shareholders	Ps.	7,366,473
Total Income available for disposal of the General Meeting of Shareholders	Ps.	8,366,359
Dividends

To distribute a cash profit of Ps. 2.30 per share per month during the months of April 2025 to March 2026, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

Total dividends declared	Ps.	655,320
Total shares outstanding		23,743,475,754

To Occasional reserve at the disposal of General Meeting of Shareholders	Ps.	7,711,039